Pledged assets - Summary of assets pledged as collateral (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 717,841	₩ 1,087,349
Pledged Assets Right to Sell or Pledge
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 11,017,362	₩ 11,190,218